Consolidated Balance Sheets (Parenthetical)	May 26, 2013	May 27, 2012
Common stock, Authorized (shares)	500,000,000	500,000,000
Common stock, issued (shares)	131,600,000	289,000,000
Common stock, outstanding (shares)	130,300,000	129,000,000
Preferred stock, Authorized (shares)	25,000,000	25,000,000
Preferred stock, issued (shares)	0	0
Preferred stock, outstanding (shares)	0	0
Treasury stock, shares (shares)	1,300,000	160,000,000